First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 75.9%
	Aerospace & Defense — 1.4%
$684,000	Amentum Holdings, Inc. (a)	7.25%	08/01/32	$694,014
342,000	Booz Allen Hamilton, Inc. (a)	3.88%	09/01/28	325,621
2,500,000	Howmet Aerospace, Inc.	5.95%	02/01/37	2,594,635
9,399,000	TransDigm, Inc. (a)	6.75%	08/15/28	9,577,290
3,354,000	TransDigm, Inc. (a)	6.38%	03/01/29	3,391,803
4,931,000	TransDigm, Inc. (a)	6.63%	03/01/32	5,021,341
1,663,000	TransDigm, Inc. (a)	6.00%	01/15/33	1,642,041
				23,246,745
	Alternative Carriers — 0.9%
2,000,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	1,550,000
11,791,000	Level 3 Financing, Inc. (a)	11.00%	11/15/29	13,382,089
				14,932,089
	Apparel Retail — 0.6%
8,080,000	Nordstrom, Inc.	4.00%	03/15/27	7,827,824
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,602,593
				10,430,417
	Application Software — 2.5%
5,632,950	GoTo Group, Inc. (a)	5.50%	05/01/28	2,548,910
12,000,000	McAfee Corp. (a)	7.38%	02/15/30	11,833,775
3,487,000	Open Text Holdings, Inc. (a)	4.13%	12/01/31	3,128,499
8,984,000	RingCentral, Inc. (a)	8.50%	08/15/30	9,547,997
13,664,000	UKG, Inc. (a)	6.88%	02/01/31	13,959,839
				41,019,020
	Automobile Manufacturers — 0.5%
6,631,000	Ford Motor Co.	9.63%	04/22/30	7,703,381
250,000	General Motors Co.	6.60%	04/01/36	261,798
				7,965,179
	Automotive Retail — 0.1%
1,365,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	1,324,745
	Broadcasting — 3.8%
23,148,800	iHeartCommunications, Inc. (a)	10.88%	05/01/30	15,994,933
9,266,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	9,144,802
13,895,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	13,204,418
717,000	Sirius XM Radio LLC (a)	3.13%	09/01/26	693,849
857,000	Sirius XM Radio LLC (a)	5.50%	07/01/29	835,061
4,000,000	Sirius XM Radio LLC (a)	4.13%	07/01/30	3,577,896
5,000,000	Sirius XM Radio LLC (a)	3.88%	09/01/31	4,309,681
15,574,000	TEGNA, Inc.	4.63%	03/15/28	14,975,030
				62,735,670
	Building Products — 2.1%
5,336,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	5,389,867
100,000	Beacon Roofing Supply, Inc. (a)	4.13%	05/15/29	97,884
1,314,000	Beacon Roofing Supply, Inc. (a)	6.50%	08/01/30	1,356,246
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	90,241
7,914,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	7,969,722
5,393,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (a)	6.75%	04/01/32	5,461,442
5,184,000	Standard Building Solutions, Inc. (a)	6.50%	08/15/32	5,239,018
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,373,722

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Products (Continued)
$1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	$1,388,427
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,315,951
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	876,168
3,750,000	TopBuild Corp. (a)	3.63%	03/15/29	3,470,229
				35,028,917
	Cable & Satellite — 2.7%
1,431,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	1,326,377
4,747,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	4,321,980
7,781,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.38%	03/01/31	7,971,079
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	05/01/32	868,081
2,181,000	CSC Holdings LLC (a)	7.50%	04/01/28	1,609,094
1,481,000	CSC Holdings LLC (a)	11.25%	05/15/28	1,469,767
7,458,000	CSC Holdings LLC (a)	6.50%	02/01/29	6,363,762
8,511,000	CSC Holdings LLC (a)	5.75%	01/15/30	4,948,411
21,000,000	CSC Holdings LLC (a)	4.50%	11/15/31	15,851,115
1,000,000	CSC Holdings LLC (a)	5.00%	11/15/31	531,889
				45,261,555
	Casinos & Gaming — 2.6%
500,000	Boyd Gaming Corp.	4.75%	12/01/27	491,540
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,659,436
482,000	Caesars Entertainment, Inc. (a)	8.13%	07/01/27	487,402
5,662,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	5,348,971
173,000	Caesars Entertainment, Inc. (a)	7.00%	02/15/30	178,428
179,000	Churchill Downs, Inc. (a)	5.75%	04/01/30	176,938
8,292,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	7,816,890
2,070,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	2,158,244
1,615,000	MGM Resorts International	6.13%	09/15/29	1,617,277
4,207,000	MGM Resorts International	6.50%	04/15/32	4,213,033
1,026,000	Scientific Games Holdings, L.P. / Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	999,730
3,903,000	Station Casinos LLC (a)	4.50%	02/15/28	3,742,733
6,907,000	VICI Properties, L.P.	5.75%	04/01/34	6,940,948
100,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	3.88%	02/15/29	94,650
2,936,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.63%	12/01/29	2,822,291
				42,748,511
	Commercial Printing — 0.8%
2,029,000	LABL, Inc. (a)	10.50%	07/15/27	1,998,021
1,388,000	LABL, Inc. (a)	9.50%	11/01/28	1,365,550
11,947,000	LABL, Inc. (a)	8.63%	10/01/31	10,774,885
				14,138,456
	Communications Equipment — 0.0%
500,000	Ciena Corp. (a)	4.00%	01/31/30	462,045
	Construction & Engineering — 0.6%
8,615,000	Pike Corp. (a)	5.50%	09/01/28	8,440,559
850,000	Pike Corp. (a)	8.63%	01/31/31	907,453
				9,348,012
	Construction Materials — 1.2%
6,853,000	Quikrete Holdings, Inc. (a) (b)	6.38%	03/01/32	6,878,630

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Construction Materials (Continued)
$9,595,000	Quikrete Holdings, Inc. (a) (b)	6.75%	03/01/33	$9,630,981
3,623,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.25%	01/15/29	3,667,824
340,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	7.25%	01/15/31	366,988
				20,544,423
	Consumer Finance — 0.8%
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	2,870,940
9,796,000	FirstCash, Inc. (a)	6.88%	03/01/32	9,944,037
				12,814,977
	Diversified Banks — 0.5%
4,000,000	Bank of America Corp.	6.11%	01/29/37	4,148,551
500,000	Bank of America Corp. (c)	4.08%	03/20/51	393,153
2,000,000	JPMorgan Chase & Co. (c)	5.72%	09/14/33	2,038,695
1,000,000	JPMorgan Chase & Co.	5.63%	08/16/43	998,516
500,000	Wells Fargo & Co. (c)	5.01%	04/04/51	449,098
250,000	Wells Fargo Bank N.A.	6.60%	01/15/38	271,704
				8,299,717
	Diversified Support Services — 0.4%
1,945,000	Ritchie Bros Holdings, Inc. (a)	6.75%	03/15/28	1,995,702
4,522,000	Ritchie Bros Holdings, Inc. (a)	7.75%	03/15/31	4,767,197
				6,762,899
	Electric Utilities — 0.8%
3,268,000	Lightning Power LLC (a)	7.25%	08/15/32	3,377,756
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	5,003,066
3,189,000	Vistra Operations Co. LLC (a)	5.00%	07/31/27	3,146,459
1,359,000	Vistra Operations Co. LLC (a)	7.75%	10/15/31	1,435,877
				12,963,158
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	589,102
	Environmental & Facilities Services — 0.7%
1,959,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	2,010,547
7,590,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	7,693,444
1,312,000	Wrangler Holdco Corp. (a)	6.63%	04/01/32	1,342,555
				11,046,546
	Fertilizers & Agricultural Chemicals — 0.2%
2,894,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	2,724,966
1,000,000	Scotts Miracle-Gro (The) Co.	4.00%	04/01/31	888,089
				3,613,055
	Financial Exchanges & Data — 0.6%
1,000,000	MSCI, Inc. (a)	3.88%	02/15/31	916,072
1,000,000	MSCI, Inc. (a)	3.63%	11/01/31	897,666
8,900,000	MSCI, Inc. (a)	3.25%	08/15/33	7,530,553
				9,344,291
	Food Distributors — 1.2%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,352,658
8,582,000	US Foods, Inc. (a)	7.25%	01/15/32	8,917,676
9,700,000	US Foods, Inc. (a)	5.75%	04/15/33	9,454,017
				19,724,351

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Equipment — 0.0%
$300,000	Teleflex, Inc. (a)	4.25%	06/01/28	$288,853
	Health Care Facilities — 2.1%
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	978,710
1,290,000	Acadia Healthcare Co., Inc. (a)	5.00%	04/15/29	1,227,708
1,023,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	977,016
657,000	Concentra Escrow Issuer Corp. (a)	6.88%	07/15/32	680,193
1,000,000	HCA, Inc.	5.13%	06/15/39	919,973
4,000,000	HCA, Inc.	5.50%	06/15/47	3,670,915
7,000,000	HCA, Inc.	5.25%	06/15/49	6,136,947
17,549,000	Select Medical Corp. (a)	6.25%	12/01/32	17,253,608
3,197,000	Tenet Healthcare Corp.	6.13%	10/01/28	3,201,223
				35,046,293
	Health Care Services — 1.3%
5,000,000	Cigna Group (The)	6.13%	11/15/41	5,101,787
500,000	Cigna Group (The)	4.90%	12/15/48	428,752
7,683,000	Raven Acquisition Holdings LLC (a)	6.88%	11/15/31	7,684,443
100,000	Service Corp. International	3.38%	08/15/30	88,806
8,661,000	Service Corp. International	5.75%	10/15/32	8,521,228
				21,825,016
	Health Care Supplies — 1.7%
3,200,000	180 Medical, Inc. (a)	3.88%	10/15/29	2,963,798
13,953,000	Medline Borrower, L.P. (a)	3.88%	04/01/29	13,030,783
10,908,000	Medline Borrower, L.P. (a)	5.25%	10/01/29	10,576,419
1,560,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (a)	6.25%	04/01/29	1,587,100
				28,158,100
	Health Care Technology — 0.9%
15,722,000	AthenaHealth Group, Inc. (a)	6.50%	02/15/30	15,222,825
	Hotels, Resorts & Cruise Lines — 0.3%
3,000,000	Hilton Domestic Operating Co., Inc. (a)	5.88%	03/15/33	2,982,268
1,957,000	Vail Resorts, Inc. (a)	6.50%	05/15/32	1,986,216
711,000	Wyndham Hotels & Resorts, Inc. (a)	4.38%	08/15/28	683,601
				5,652,085
	Household Products — 0.9%
5,613,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	5,697,442
9,851,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	9,220,428
				14,917,870
	Housewares & Specialties — 0.1%
2,000,000	Newell Brands, Inc.	6.63%	05/15/32	2,024,749
	Human Resource & Employment Services — 0.9%
8,537,000	TriNet Group, Inc. (a)	7.13%	08/15/31	8,769,522
6,008,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	5,483,397
				14,252,919
	Independent Power Producers & Energy Traders — 0.6%
9,570,000	Calpine Corp. (a)	5.13%	03/15/28	9,404,487
	Industrial Conglomerates — 0.2%
2,569,000	Hillenbrand, Inc.	6.25%	02/15/29	2,594,960

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Industrial Machinery & Supplies & Components — 0.3%
$1,189,000	EMRLD Borrower, L.P. / Emerald Co-Issuer, Inc. (a)	6.63%	12/15/30	$1,204,137
1,679,000	Gates Corp. (a)	6.88%	07/01/29	1,719,300
2,705,000	SPX FLOW, Inc. (a)	8.75%	04/01/30	2,813,500
				5,736,937
	Insurance Brokers — 12.9%
13,784,000	Acrisure LLC / Acrisure Finance, Inc. (a)	7.50%	11/06/30	14,260,692
13,365,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	13,315,683
17,412,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	04/15/28	17,607,502
1,790,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	1,723,571
4,657,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.50%	10/01/31	4,663,813
1,331,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	7.38%	10/01/32	1,361,678
10,017,000	AmWINS Group, Inc. (a)	6.38%	02/15/29	10,139,187
17,006,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	16,210,788
2,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	2,014,270
1,431,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	1,428,281
7,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	6,852,837
3,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	3,310,496
3,287,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	3,220,295
16,817,000	AssuredPartners, Inc. (a)	5.63%	01/15/29	17,028,289
4,224,000	AssuredPartners, Inc. (a)	7.50%	02/15/32	4,572,303
16,544,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a)	7.13%	05/15/31	16,935,199
8,120,000	BroadStreet Partners, Inc. (a)	5.88%	04/15/29	7,956,167
1,325,000	Brown & Brown, Inc.	2.38%	03/15/31	1,118,940
8,230,000	HUB International Ltd. (a)	5.63%	12/01/29	8,076,600
15,950,000	HUB International Ltd. (a)	7.25%	06/15/30	16,503,529
9,750,000	HUB International Ltd. (a)	7.38%	01/31/32	10,031,652
16,846,000	Panther Escrow Issuer LLC (a)	7.13%	06/01/31	17,262,922
9,355,000	Ryan Specialty LLC (a)	4.38%	02/01/30	8,838,163
8,152,000	Ryan Specialty LLC (a)	5.88%	08/01/32	8,083,045
2,000,000	USI, Inc. (a)	7.50%	01/15/32	2,089,932
				214,605,834
	Integrated Telecommunication Services — 0.2%
3,441,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	4.50%	09/15/26	3,051,578
	Interactive Media & Services — 0.4%
5,913,000	Cars.com, Inc. (a)	6.38%	11/01/28	5,921,059
	Internet Services & Infrastructure — 1.5%
5,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	5,454,723
21,280,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	3.50%	03/01/29	19,690,787
				25,145,510
	Investment Banking & Brokerage — 0.5%
6,000,000	Goldman Sachs Group (The), Inc.	6.75%	10/01/37	6,449,362
1,500,000	Goldman Sachs Group (The), Inc.	6.25%	02/01/41	1,588,641
250,000	Morgan Stanley	6.38%	07/24/42	272,020
250,000	Morgan Stanley (c)	5.60%	03/24/51	247,641
				8,557,664

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	IT Consulting & Other Services — 0.0%
$250,000	Gartner, Inc. (a)	4.50%	07/01/28	$244,283
250,000	Gartner, Inc. (a)	3.75%	10/01/30	229,419
				473,702
	Leisure Facilities — 0.5%
850,000	Cedar Fair, L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	846,898
250,000	Cedar Fair, L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.25%	07/15/29	241,215
2,031,000	Life Time, Inc. (a)	6.00%	11/15/31	2,032,631
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	693,395
1,352,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	1,393,814
2,671,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. (a)	6.63%	05/01/32	2,730,532
				7,938,485
	Leisure Products — 0.3%
2,947,000	Acushnet Co. (a)	7.38%	10/15/28	3,063,887
1,299,000	Amer Sports Co. (a)	6.75%	02/16/31	1,334,712
				4,398,599
	Life Sciences Tools & Services — 1.6%
6,815,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	6,594,850
950,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	909,539
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	924,331
4,291,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	3,860,229
2,672,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	2,685,833
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	797,236
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,266,806
5,979,000	IQVIA, Inc. (a)	6.50%	05/15/30	6,105,827
3,372,000	Star Parent, Inc. (a)	9.00%	10/01/30	3,552,580
				26,697,231
	Managed Health Care — 1.2%
6,885,000	HealthEquity, Inc. (a)	4.50%	10/01/29	6,505,933
3,032,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	2,917,203
100,000	Molina Healthcare, Inc. (a)	3.88%	11/15/30	90,706
9,539,000	Molina Healthcare, Inc. (a)	3.88%	05/15/32	8,397,785
1,824,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	1,812,623
1,000,000	UnitedHealth Group, Inc.	5.70%	10/15/40	1,006,080
				20,730,330
	Metal, Glass & Plastic Containers — 2.5%
697,000	Ball Corp.	6.88%	03/15/28	715,894
10,648,000	Ball Corp.	2.88%	08/15/30	9,230,609
6,250,000	Ball Corp.	3.13%	09/15/31	5,376,805
3,864,000	Berry Global, Inc. (a)	4.50%	02/15/26	3,835,141
981,000	Berry Global, Inc. (a)	5.63%	07/15/27	983,207
11,097,000	Berry Global, Inc. (a)	5.65%	01/15/34	11,240,565
175,000	Crown Americas LLC	5.25%	04/01/30	171,410
3,674,000	Magnera Corp. (a)	7.25%	11/15/31	3,627,267
3,422,000	Owens-Brockway Glass Container, Inc. (a)	7.25%	05/15/31	3,339,872
1,350,000	Owens-Brockway Glass Container, Inc. (a)	7.38%	06/01/32	1,298,340
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,117,229
				41,936,339

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Movies & Entertainment — 0.2%
$523,000	Live Nation Entertainment, Inc. (a)	6.50%	05/15/27	$532,080
2,606,000	WMG Acquisition Corp. (a)	3.00%	02/15/31	2,294,385
				2,826,465
	Office Services & Supplies — 0.5%
8,385,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	8,615,319
	Oil & Gas Refining & Marketing — 1.2%
3,253,000	Venture Global Calcasieu Pass LLC (a)	3.88%	11/01/33	2,800,809
12,000,000	Venture Global LNG, Inc. (a) (c)	9.00%	(d)	12,512,496
2,357,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	2,482,124
2,020,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	2,224,927
				20,020,356
	Packaged Foods & Meats — 3.5%
2,292,000	BellRing Brands, Inc. (a)	7.00%	03/15/30	2,378,713
5,489,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	5,681,664
4,179,000	Fiesta Purchaser, Inc. (a)	9.63%	09/15/32	4,364,573
2,000,000	Kraft Heinz Foods Co.	6.88%	01/26/39	2,210,816
2,000,000	Kraft Heinz Foods Co. (a)	7.13%	08/01/39	2,248,045
500,000	Kraft Heinz Foods Co.	5.20%	07/15/45	455,856
500,000	Kraft Heinz Foods Co.	4.38%	06/01/46	407,356
1,877,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	1,840,541
5,707,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	5,198,255
8,398,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	8,426,142
15,834,000	Post Holdings, Inc. (a)	6.25%	02/15/32	15,865,715
6,647,000	Post Holdings, Inc. (a)	6.38%	03/01/33	6,563,366
2,000,000	Post Holdings, Inc. (a)	6.25%	10/15/34	1,953,990
				57,595,032
	Paper & Plastic Packaging Products & Materials — 3.5%
32,166,000	Graham Packaging Co., Inc. (a)	7.13%	08/15/28	32,030,568
2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	1,888,277
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	923,983
2,353,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	2,156,817
4,955,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	5,005,100
9,062,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (a)	4.00%	10/15/27	9,083,314
420,000	Pactiv LLC	7.95%	12/15/25	427,879
1,434,000	Sealed Air Corp. (a)	5.00%	04/15/29	1,391,837
2,351,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	6.13%	02/01/28	2,374,240
2,251,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	7.25%	02/15/31	2,342,580
				57,624,595
	Passenger Ground Transportation — 0.1%
1,352,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)	8.25%	01/15/30	1,397,598
	Personal Care Products — 0.1%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	246,770
750,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	667,326
				914,096
	Rail Transportation — 0.3%
5,234,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	5,254,632

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate Services — 0.3%
$4,781,000	CoStar Group, Inc. (a)	2.80%	07/15/30	$4,203,444
1,000,000	PulteGroup, Inc.	6.38%	05/15/33	1,053,551
				5,256,995
	Research & Consulting Services — 0.6%
2,027,000	Clarivate Science Holdings Corp. (a)	3.88%	07/01/28	1,911,714
6,770,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	6,353,514
696,000	CoreLogic, Inc. (a)	4.50%	05/01/28	652,484
1,875,000	Dun & Bradstreet (The) Corp. (a)	5.00%	12/15/29	1,824,235
				10,741,947
	Restaurants — 0.4%
1,182,000	Brinker International, Inc. (a)	8.25%	07/15/30	1,261,832
3,299,000	Papa John’s International, Inc. (a)	3.88%	09/15/29	2,999,227
2,703,000	Raising Cane’s Restaurants LLC (a)	9.38%	05/01/29	2,898,251
				7,159,310
	Security & Alarm Services — 0.8%
2,061,000	Brink’s (The) Co. (a)	4.63%	10/15/27	2,014,318
1,311,000	Brink’s (The) Co. (a)	6.50%	06/15/29	1,337,522
9,090,000	Brink’s (The) Co. (a)	6.75%	06/15/32	9,284,535
				12,636,375
	Semiconductors — 0.0%
250,000	Broadcom, Inc. (a)	3.14%	11/15/35	203,294
	Specialized Consumer Services — 0.4%
1,055,000	Aramark Services, Inc. (a)	5.00%	02/01/28	1,035,073
4,826,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	4,999,734
				6,034,807
	Specialty Chemicals — 0.0%
500,000	Axalta Coating Systems LLC (a)	3.38%	02/15/29	460,034
250,000	HB Fuller Co.	4.25%	10/15/28	237,850
				697,884
	Systems Software — 4.3%
8,287,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	7,617,987
8,094,000	Gen Digital, Inc. (a)	7.13%	09/30/30	8,334,918
8,204,000	Oracle Corp.	6.50%	04/15/38	8,776,323
2,000,000	Oracle Corp.	6.13%	07/08/39	2,073,241
1,000,000	Oracle Corp.	3.60%	04/01/50	694,674
1,500,000	Oracle Corp.	6.90%	11/09/52	1,665,383
39,012,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	38,936,855
3,357,000	SS&C Technologies, Inc. (a)	6.50%	06/01/32	3,414,636
				71,514,017
	Technology Distributors — 0.0%
750,000	CDW LLC / CDW Finance Corp.	3.25%	02/15/29	697,392
	Trading Companies & Distributors — 3.5%
8,201,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	7,918,030
500,000	American Builders & Contractors Supply Co., Inc. (a)	3.88%	11/15/29	462,690
3,906,000	Herc Holdings, Inc. (a)	5.50%	07/15/27	3,894,466
6,506,000	Herc Holdings, Inc. (a)	6.63%	06/15/29	6,654,831
127,000	United Rentals North America, Inc.	5.50%	05/15/27	127,019

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors (Continued)
$31,195,000	United Rentals North America, Inc. (a)	6.00%	12/15/29	$31,729,682
7,533,000	Veritiv Operating Co. (a)	10.50%	11/30/30	8,196,183
				58,982,901
	Transaction & Payment Processing Services — 0.1%
1,362,000	Boost Newco Borrower LLC (a)	7.50%	01/15/31	1,426,827
	Wireless Telecommunication Services — 0.2%
500,000	SBA Communications Corp.	3.88%	02/15/27	484,155
2,000,000	T-Mobile USA, Inc.	4.38%	04/15/40	1,738,714
1,000,000	T-Mobile USA, Inc.	3.40%	10/15/52	665,924
1,000,000	T-Mobile USA, Inc.	5.65%	01/15/53	965,748
				3,854,541
	Total Corporate Bonds and Notes			1,262,379,688
	(Cost $1,259,467,941)
FOREIGN CORPORATE BONDS AND NOTES — 13.0%
	Aluminum — 0.1%
1,350,000	Novelis, Inc. (a)	6.88%	01/30/30	1,383,088
	Application Software — 2.8%
2,530,000	ION Trading Technologies S.A.R.L. (a)	5.75%	05/15/28	2,387,827
22,558,000	Open Text Corp. (a)	6.90%	12/01/27	23,349,448
11,860,000	Open Text Corp. (a)	3.88%	02/15/28	11,272,548
10,577,000	Open Text Corp. (a)	3.88%	12/01/29	9,707,609
				46,717,432
	Automotive Parts & Equipment — 1.3%
19,208,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	8.50%	05/15/27	19,339,863
2,780,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	02/15/30	2,826,162
				22,166,025
	Building Products — 0.2%
1,304,000	Cemex S.A.B. de C.V. (a)	5.45%	11/19/29	1,279,653
2,000,000	Cemex S.A.B. de C.V. (a)	5.20%	09/17/30	1,921,359
				3,201,012
	Cable & Satellite — 0.0%
250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	218,044
	Casinos & Gaming — 0.0%
294,000	Flutter Treasury Designated Activity Co. (a)	6.38%	04/29/29	299,075
	Data Processing & Outsourced Services — 0.3%
5,874,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	5,461,841
	Electrical Components & Equipment — 0.0%
500,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	463,193
	Environmental & Facilities Services — 1.4%
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	498,262
9,173,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	8,742,807
3,814,000	GFL Environmental, Inc. (a)	4.75%	06/15/29	3,677,553
1,000,000	GFL Environmental, Inc. (a)	4.38%	08/15/29	945,971
8,298,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	8,618,751
				22,483,344
	Hotels, Resorts & Cruise Lines — 0.1%
2,000,000	Carnival Corp. (a) (b)	6.13%	02/15/33	2,006,203

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers — 1.1%
$13,488,000	Ardonagh Finco Ltd. (a)	7.75%	02/15/31	$13,897,026
4,850,000	Ardonagh Group Finance Ltd. (a)	8.88%	02/15/32	5,026,945
				18,923,971
	Integrated Telecommunication Services — 0.7%
11,918,000	Altice France Holding S.A. (a)	10.50%	05/15/27	3,649,947
2,989,000	Altice France S.A. (a)	5.50%	01/15/28	2,421,103
2,973,000	Altice France S.A. (a)	5.13%	07/15/29	2,368,943
2,996,000	Altice France S.A. (a)	5.50%	10/15/29	2,386,367
				10,826,360
	IT Consulting & Other Services — 0.8%
13,691,000	Elastic N.V. (a)	4.13%	07/15/29	12,816,593
	Metal, Glass & Plastic Containers — 1.3%
3,901,000	Canpack S.A. / Canpack US LLC (a)	3.88%	11/15/29	3,527,593
15,001,000	Trivium Packaging Finance B.V. (a)	5.50%	08/15/26	14,936,347
2,830,000	Trivium Packaging Finance B.V. (a)	8.50%	08/15/27	2,833,832
				21,297,772
	Research & Consulting Services — 0.1%
774,000	Camelot Finance S.A. (a)	4.50%	11/01/26	760,508
	Restaurants — 1.9%
656,000	1011778 BC ULC / New Red Finance, Inc. (a)	6.13%	06/15/29	665,489
34,510,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	31,277,745
				31,943,234
	Security & Alarm Services — 0.3%
3,128,000	Garda World Security Corp. (a)	7.75%	02/15/28	3,247,102
342,000	Garda World Security Corp. (a)	8.25%	08/01/32	352,113
675,000	Garda World Security Corp. (a)	8.38%	11/15/32	697,482
				4,296,697
	Specialized Consumer Services — 0.4%
7,100,000	Belron UK Finance PLC (a)	5.75%	10/15/29	7,040,703
	Specialized Finance — 0.1%
2,225,000	Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (a)	6.00%	06/15/27	2,215,045
	Specialty Chemicals — 0.1%
1,350,000	Axalta Coating Systems Dutch Holding B B.V. (a)	7.25%	02/15/31	1,407,622
1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	981,733
				2,389,355
	Total Foreign Corporate Bonds and Notes			216,909,495
	(Cost $219,028,178)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 10.2%
	Application Software — 2.9%
13,137,173	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.54%	10/09/32	13,055,066
9,132,920	Genesys Cloud Services Holding II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	01/31/32	9,167,214

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$1,998,928	Inmar, Inc., Term Loan B, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.31%	10/31/31	$2,011,841
2,268,084	Inmar, Inc., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.33%-9.51%	10/31/31	2,282,735
3,700,548	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor	10.56%	02/23/29	3,662,007
7,514,198	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.19%	04/30/28	6,957,696
6,224,842	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.19%	04/30/28	3,134,208
662,640	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.31%	11/21/32	670,095
6,981,959	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	8.55%	06/04/28	6,998,401
				47,939,263
	Asset Management & Custody Banks — 0.4%
7,001,746	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.56%	10/06/28	7,106,772
	Data Processing & Outsourced Services — 0.2%
3,551,171	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.06%	05/17/28	3,567,702
	Electronic Equipment & Instruments — 0.4%
6,819,719	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	8.78%	08/20/25	6,474,846
	Health Care Facilities — 0.5%
7,570,907	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco LTD.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.04%	12/06/28	7,620,610
	Health Care Technology — 1.4%
18,317,523	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan, Fixed Rate at 7.63%	7.63%	05/01/31	18,504,453
2,000,000	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.43%	03/10/28	2,011,460
2,560,360	Waystar Technologies, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	10/22/29	2,576,363
207,775	WS Audiology (Auris Lux III S.A.R.L.), USD Term Loan B6, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.18%	02/28/29	210,892
				23,303,168
	Industrial Machinery & Supplies & Components — 0.1%
1,994,845	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.31%	10/21/28	2,013,058
	Insurance Brokers — 1.0%
3,070,237	Acrisure LLC, Term Loan B-1 2027, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	02/16/27	3,085,342

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$11,306,250	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.56%	07/02/32	$11,442,829
2,493,130	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.08%	05/06/32	2,537,795
				17,065,966
	Integrated Telecommunication Services — 0.2%
3,184,834	Numericable (Altice France S.A. or SFR), Term Loan B-13, 6 Mo. Synthetic USD LIBOR + 4.00%, 0.00% Floor	8.68%	08/14/26	2,698,749
1,349,537	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.68%	09/25/26	1,212,559
				3,911,308
	IT Consulting & Other Services — 1.1%
18,380,535	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.43%	10/01/27	17,548,816
	Life Sciences Tools & Services — 0.4%
6,566,917	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.33%	09/30/30	6,492,580
	Metal, Glass & Plastic Containers — 0.7%
2,932,234	Intertape Polymer Group, Inc. (Iris Holding, Inc.), Initial Term Loan, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.50% Floor	9.14%	06/28/28	2,835,368
2,369,852	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.30%-8.52%	09/15/28	3,929,916
5,163,863	TricorBraun, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.68%	03/03/28	5,179,329
				11,944,613
	Other Specialty Retail — 0.1%
1,122,963	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.84%	03/04/28	1,081,497
	Research & Consulting Services — 0.1%
2,311,807	AmSpec Parent LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.58%	12/20/31	2,324,811
	Restaurants — 0.2%
1,393,492	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.81%	12/15/27	1,399,532
2,000,000	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.81%	08/03/28	2,009,930
				3,409,462
	Security & Alarm Services — 0.1%
1,990,000	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	02/01/29	1,999,204
	Systems Software — 0.2%
3,876,692	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	11.47%	03/02/29	3,682,858
	Trading Companies & Distributors — 0.2%
2,614,524	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.83%	11/29/30	2,621,060
	Total Senior Floating-Rate Loan Interests			170,107,594
	(Cost $172,296,397)

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
259,956	Akorn, Inc. (g) (h)	$10,398
	(Cost $2,979,179)
MONEY MARKET FUNDS — 2.2%
36,203,312	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (i)	36,203,312
	(Cost $36,203,312)

	Total Investments — 101.3%	1,685,610,487
	(Cost $1,689,975,007)
	Net Other Assets and Liabilities — (1.3)%	(21,475,196)
	Net Assets — 100.0%	$1,664,135,291

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $1,308,950,221 or
78.7% of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2025. Interest will begin accruing on the security’s first settlement date.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Perpetual maturity.
(e)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(g)	Non-income producing security.
(h)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(i)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,262,379,688	$—	$1,262,379,688	$—
Foreign Corporate Bonds and Notes*	216,909,495	—	216,909,495	—
Senior Floating-Rate Loan Interests*	170,107,594	—	170,107,594	—
Common Stocks*	10,398	—	10,398	—
Money Market Funds	36,203,312	36,203,312	—	—
Total Investments	$1,685,610,487	$36,203,312	$1,649,407,175	$—

*	See Portfolio of Investments for industry breakout.

Unfunded Loan Commitments
As of January 31, 2025, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
AmSpec Parent LLC, Term Loan	$355,663	$356,107	$357,663	$1,556

Restricted Securities
As of January 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	259,956	$0.04	$2,979,179	$10,398	0.00%*

*	Amount is less than 0.01%.